CAPITAL MANAGEMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	$ 3	$ 0
Borrowings	18,082	17,300
Equity	21,767	20,480	$ 19,402	$ 15,562
Non-recourse borrowings	17,991	16,060
Unamortized financing fees	59	27
Corporate borrowings
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	3	0
Borrowings	2,135	2,100	2,328
Notional amount	2,143	2,107
Deferred financing fees	$ 11	$ 7
Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to total capitalization	17.00%	16.00%
Debt to total capitalization (market value)	6.00%	10.00%
Borrowings	$ 2,140	$ 1,808
Deferred income tax liabilities, net	0	0
Total capitalization	$ 12,807	$ 11,202
Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to total capitalization	40.00%	40.00%
Debt to total capitalization (market value)	27.00%	34.00%
Borrowings	$ 18,146	$ 17,035
Deferred income tax liabilities, net	5,310	4,689
Total capitalization	45,223	42,204
Corporate borrowings
Disclosure of objectives, policies and processes for managing capital [line items]
Deferred financing fees	8
Non-controlling interest
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings	6,210	8,450
Equity	16,894	15,068
Non-controlling interest | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	0	0
Non-controlling interest | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	11,100	11,086
Preferred equity | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	609	597
Preferred equity | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	609	597
Preferred limited partners’ equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	1,028	833	$ 707	$ 511
Preferred limited partners’ equity | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	1,028	833
Preferred limited partners’ equity | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	1,028	833
Unitholders’ equity | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	9,030	7,964
Unitholders’ equity | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	9,030	7,964
Corporate credit facilities
Disclosure of objectives, policies and processes for managing capital [line items]
Notional amount	$ 1,750
Weighted-average maturity term	4 years
Corporate credit facilities | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	$ 0	299
Corporate credit facilities | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	0	299
Commercial paper | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	3	0
Commercial paper | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	3	0
Medium Term Notes | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings	2,140	1,808
Medium Term Notes | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings	2,140	1,808
Non-recourse borrowings | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings	0	0
Non-recourse borrowings | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings	16,006	15,227
Subscription Facility
Disclosure of objectives, policies and processes for managing capital [line items]
Non-recourse borrowings	15	142
Subscription Facility | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings	$ 15	$ 142